Expense Example	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I 1 Year	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I 3 Years	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I 5 Years	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I 10 Years	Prospectus #2 Parametric Emerging Markets Fund Class A 1 Year	Prospectus #2 Parametric Emerging Markets Fund Class A 3 Years	Prospectus #2 Parametric Emerging Markets Fund Class A 5 Years	Prospectus #2 Parametric Emerging Markets Fund Class A 10 Years	Prospectus #2 Parametric Emerging Markets Fund Class C 1 Year	Prospectus #2 Parametric Emerging Markets Fund Class C 3 Years	Prospectus #2 Parametric Emerging Markets Fund Class C 5 Years	Prospectus #2 Parametric Emerging Markets Fund Class C 10 Years	Prospectus #2 Parametric Emerging Markets Fund Class I 1 Year	Prospectus #2 Parametric Emerging Markets Fund Class I 3 Years	Prospectus #2 Parametric Emerging Markets Fund Class I 5 Years	Prospectus #2 Parametric Emerging Markets Fund Class I 10 Years	Prospectus #2 Parametric Emerging Markets Fund Class R6 1 Year	Prospectus #2 Parametric Emerging Markets Fund Class R6 3 Years	Prospectus #2 Parametric Emerging Markets Fund Class R6 5 Years	Prospectus #2 Parametric Emerging Markets Fund Class R6 10 Years	Prospectus #3 Parametric International Equity Fund Class A 1 Year	Prospectus #3 Parametric International Equity Fund Class A 3 Years	Prospectus #3 Parametric International Equity Fund Class A 5 Years	Prospectus #3 Parametric International Equity Fund Class A 10 Years	Prospectus #3 Parametric International Equity Fund Class I 1 Year	Prospectus #3 Parametric International Equity Fund Class I 3 Years	Prospectus #3 Parametric International Equity Fund Class I 5 Years	Prospectus #3 Parametric International Equity Fund Class I 10 Years	Prospectus #3 Parametric International Equity Fund Class R 1 Year	Prospectus #3 Parametric International Equity Fund Class R 3 Years	Prospectus #3 Parametric International Equity Fund Class R 5 Years	Prospectus #3 Parametric International Equity Fund Class R 10 Years	Prospectus #3 Parametric International Equity Fund Class R6 1 Year	Prospectus #3 Parametric International Equity Fund Class R6 3 Years	Prospectus #3 Parametric International Equity Fund Class R6 5 Years	Prospectus #3 Parametric International Equity Fund Class R6 10 Years	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Class I 1 Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Class I 3 Years	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Class I 5 Years	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Class I 10 Years
USD ($)	89	623	1,183	2,713	677	998	1,340	2,305	336	727	1,245	2,479	135	421	729	1,601	126	393	681	1,500	598	760	937	1,448	51	169	298	673	102	327	570	1,267	48	160	281	637	48	151	263	591